Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ 121,333	$ 50,913	$ 124,348
Depreciation, and amortization	4,626	11,146	16,809
Provision for doubtful accounts	1,243	(1,429)	2,440
Non-cash other expense	1,752	1,613	1,461
Stock-based compensation	31,994	3,048	4,306
Deferred income taxes	25,990	(5,337)	(2,850)
Accounts receivable	(160,265)	(45,458)	(6,131)
Contract assets	(7,084)	(145,613)	(41,703)
Inventories	25,062	(87,736)	(23,287)
Other current and noncurrent assets	(18,984)	(18,003)	(17,177)
Accounts payable	(37,026)	35,818	55,557
Other current and noncurrent liabilities	21,838	28,173	(6,303)
Deferred revenue (current and noncurrent)	120,472	15,243	(555)
Due to related parties	(23,282)	10,509	(12,642)
Net cash provided by (used in) operating activities	107,669	(147,113)	94,273
Cash flows from investing activities:
Purchases of property and equipment	(3,183)	(5,917)	(2,463)
Proceeds from the disposition of property and equipment	24	167	0
Purchase of intangible assets			(500)
Net cash used in investing activities	(3,159)	(5,750)	(2,963)
Cash flows from financing activities:
Proceeds from bank borrowings and long term debt	170,000
Repayments of bank borrowings	(20,000)
Net proceeds from issuance of Class A shares	693,781
Net proceeds from issuance of Class B shares	76
Purchase of LLC common units from Yuma, Inc.	(693,781)
Pre-IPO distributions to non-controlling interest holders	(175,000)
Net transfers (to) from Parent	24,205	(8,656)	427,725
Other financing activities	(2,853)
Dividend distribution to Parent			(331,396)
Net cash provided by (used in) financing activities	(3,572)	(8,656)	96,329
Net increase (decrease) in cash and cash equivalents	100,938	(161,519)	187,639
Cash and cash equivalents beginning of period	29,070	190,589	2,950
Cash and cash equivalents end of period	$ 130,008	$ 29,070	$ 190,589